Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Supplemental Disclosures of Cash Flow Information

15.	Supplemental Disclosures of Cash Flow Information

The following table presents certain supplemental cash flow information:

	Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Supplemental disclosures of cash flow information
Interest paid, net of amounts capitalized	$15	$—	$111
Income taxes paid	$7,309	$14,152	$3,945

Supplemental disclosures of non-cash investing and financing activities
Distribution of real estate joint venture to Landsea Holdings, net of cash provided	$27,294	$—	$—
Amortization of deferred financing costs	$3,753	$3,524	$1,878
Business acquisition holdback	$2,000	$—	$—
Right-of-use assets obtained in exchange for operating lease liabilities for new or modified operating leases	$1,053	$3,208	$—
Amortization of prepaid interest	$—	$2,994	$1,097
Note payable assumed through acquisition of real estate inventories	$—	$—	$40,000
Contribution of capitalizable costs to unconsolidated joint ventures	$—	$—	$9,295

Cash, cash equivalents, and restricted cash reconciliation
Cash and cash equivalents	$105,778	$154,043	$99,865
Restricted cash	4,270	2,335	19,724
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$110,048	$156,378	$119,589